Developed and Undeveloped Acreage (Including Both Leases and Concessions) Held (Detail) a in Thousands	Jun. 30, 2021 a
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	2,675
Developed acreage, Net	1,005
Undeveloped acreage, Gross	4,188
Undeveloped acreage, Net	3,591
Australia [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	2,423
Developed acreage, Net	897
Undeveloped acreage, Gross	391
Undeveloped acreage, Net	148
United States [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	92
Developed acreage, Net	41
Undeveloped acreage, Gross	403
Undeveloped acreage, Net	339
Other countries [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	160
Developed acreage, Net	67
Undeveloped acreage, Gross	3,394
Undeveloped acreage, Net	3,104